INCOME TAXES (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Income Taxes
SCHEDULE OF FEDERAL INCOME TAX RATE AND INCOME TAXES

	December 31, 2025%		December 31, 2024%
Income tax benefit at the federal statutory rate from continuing operations	$(47)	21.0	$(49)	21.0
State income taxes, net of effect of federal taxes	(10)	4.3	(10)	4.3
Expired net operating losses	0	-	0	-
Change in valuation allowance	57	(25.3)	59	(25.3
Total	$-	-	$-	-

	July 31, 2025%		July 31, 2024%
Income tax benefit at the federal statutory rate from continuing operations	$(47)	21.0	$(49)	21.0
State income taxes, net of effect of federal taxes	(10)	4.3	(10)	4.3
Expired net operating losses	0	-	0	-
Change in valuation allowance	57	(25.3)	59	(25.3
Total	$-	-	$-	-

SCHEDULE OF DEFERRED TAX ASSETS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	December 31, 2025	July 31, 2025
Federal and State net operating loss	$3,886	$3,886
Foreign net operating loss	18	18
Other	-	-
	3,904	3,904
Less: Valuation allowance	(3,904)	(3,904)
Net deferred tax asset	$-	$-

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	July 31, 2025	July 31, 2024
Federal and State net operating loss	$3,886	$3,830
Foreign net operating loss	18	18
Other	-	-
	3,904	3,848
Less: Valuation allowance	(3,904)	(3,848)
Net deferred tax asset	$-	$-